American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
March 31, 2022

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 1.0%
HEICO Corp.	36,458	5,597,761
Auto Components — 1.0%
Aptiv PLC(1)	44,447	5,320,750
Beverages — 0.5%
Celsius Holdings, Inc.(1)	46,550	2,568,629
Biotechnology — 6.3%
Alnylam Pharmaceuticals, Inc.(1)	48,384	7,900,624
Biohaven Pharmaceutical Holding Co. Ltd.(1)	38,996	4,623,756
Horizon Therapeutics PLC(1)	76,736	8,073,395
Neurocrine Biosciences, Inc.(1)	53,283	4,995,281
Sarepta Therapeutics, Inc.(1)	64,160	5,012,179
Vertex Pharmaceuticals, Inc.(1)	14,224	3,712,037
		34,317,272
Building Products — 2.4%
Trane Technologies PLC	53,653	8,192,813
Zurn Water Solutions Corp.	141,488	5,008,675
		13,201,488
Capital Markets — 4.4%
Ares Management Corp., Class A	33,878	2,751,910
LPL Financial Holdings, Inc.	69,225	12,646,023
MSCI, Inc.	16,803	8,449,893
		23,847,826
Chemicals — 1.7%
Albemarle Corp.	13,172	2,912,988
Element Solutions, Inc.	292,906	6,414,641
		9,327,629
Communications Equipment — 5.1%
Arista Networks, Inc.(1)	132,964	18,479,337
F5, Inc.(1)	45,215	9,447,674
		27,927,011
Containers and Packaging — 1.8%
Avery Dennison Corp.	42,532	7,399,292
Ball Corp.	27,592	2,483,280
		9,882,572
Electrical Equipment — 6.1%
AMETEK, Inc.	75,973	10,118,084
Generac Holdings, Inc.(1)	13,439	3,994,877
nVent Electric PLC	145,463	5,059,203
Plug Power, Inc.(1)(2)	86,696	2,480,373
Regal Rexnord Corp.	48,227	7,175,213
Rockwell Automation, Inc.	15,807	4,426,434
		33,254,184
Electronic Equipment, Instruments and Components — 3.4%
Cognex Corp.	123,143	9,500,483
Keysight Technologies, Inc.(1)	58,087	9,176,003
		18,676,486
Entertainment — 1.8%
Live Nation Entertainment, Inc.(1)	42,541	5,004,523
ROBLOX Corp., Class A(1)	30,654	1,417,441

Roku, Inc.(1)	26,308	3,295,603
		9,717,567
Equity Real Estate Investment Trusts (REITs) — 1.0%
Rexford Industrial Realty, Inc.	71,254	5,314,836
Food Products — 2.0%
Hershey Co.	49,403	10,702,172
Health Care Equipment and Supplies — 4.6%
Align Technology, Inc.(1)	8,207	3,578,252
DexCom, Inc.(1)	20,356	10,414,130
IDEXX Laboratories, Inc.(1)	20,193	11,046,782
		25,039,164
Health Care Providers and Services — 1.4%
Amedisys, Inc.(1)	25,647	4,418,722
R1 RCM, Inc.(1)	131,603	3,521,696
		7,940,418
Health Care Technology — 1.5%
Veeva Systems, Inc., Class A(1)	38,340	8,145,717
Hotels, Restaurants and Leisure — 7.0%
Airbnb, Inc., Class A(1)	54,964	9,440,617
Chipotle Mexican Grill, Inc.(1)	8,080	12,782,802
Hilton Worldwide Holdings, Inc.(1)	105,045	15,939,528
		38,162,947
Interactive Media and Services — 1.9%
Match Group, Inc.(1)	76,940	8,366,456
Pinterest, Inc., Class A(1)	81,810	2,013,344
		10,379,800
Internet and Direct Marketing Retail — 1.3%
Chewy, Inc., Class A(1)(2)	69,436	2,831,600
Etsy, Inc.(1)	32,779	4,073,774
		6,905,374
IT Services — 4.5%
Block, Inc.(1)	61,319	8,314,857
Cloudflare, Inc., Class A(1)	63,159	7,560,132
EPAM Systems, Inc.(1)	18,620	5,522,878
Okta, Inc.(1)	19,847	2,996,103
		24,393,970
Life Sciences Tools and Services — 5.1%
Agilent Technologies, Inc.	51,222	6,778,207
Bio-Techne Corp.	14,868	6,438,439
Mettler-Toledo International, Inc.(1)	7,889	10,833,096
Repligen Corp.(1)	19,604	3,687,316
		27,737,058
Machinery — 2.0%
Graco, Inc.	72,237	5,036,364
Parker-Hannifin Corp.	20,646	5,858,509
		10,894,873
Professional Services — 3.8%
CoStar Group, Inc.(1)	69,150	4,606,081
Jacobs Engineering Group, Inc.	66,839	9,211,083
Verisk Analytics, Inc.	33,211	7,128,077
		20,945,241
Road and Rail — 2.1%
Lyft, Inc., Class A(1)	116,760	4,483,584
Norfolk Southern Corp.	24,201	6,902,609
		11,386,193

Semiconductors and Semiconductor Equipment — 5.0%
Enphase Energy, Inc.(1)	47,576	9,599,885
Marvell Technology, Inc.	71,469	5,125,042
Monolithic Power Systems, Inc.	12,633	6,135,596
Skyworks Solutions, Inc.	49,269	6,566,572
		27,427,095
Software — 15.9%
Atlassian Corp. PLC, Class A(1)	13,749	4,039,869
Cadence Design Systems, Inc.(1)	89,924	14,788,901
Datadog, Inc., Class A(1)	65,385	9,903,866
DocuSign, Inc.(1)	27,619	2,958,547
HubSpot, Inc.(1)	7,058	3,352,127
Manhattan Associates, Inc.(1)	86,307	11,971,644
Palo Alto Networks, Inc.(1)	48,424	30,144,424
Trade Desk, Inc., Class A(1)	135,493	9,382,890
		86,542,268
Specialty Retail — 1.9%
Burlington Stores, Inc.(1)	25,773	4,695,068
Carvana Co.(1)	23,645	2,820,612
Five Below, Inc.(1)	18,089	2,864,755
		10,380,435
Textiles, Apparel and Luxury Goods — 1.9%
lululemon athletica, Inc.(1)	28,997	10,590,574
TOTAL COMMON STOCKS (Cost $400,775,136)		536,527,310
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,950,283	1,950,283
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,762,472	2,762,472
		4,712,755
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.625%, 2/15/43 - 8/15/43, valued at $543,351), in a joint trading account at 0.26%, dated 3/31/22, due 4/1/22 (Delivery value $532,601)		532,597
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $5,432,522), at 0.25%, dated 3/31/22, due 4/1/22 (Delivery value $5,326,037)		5,326,000
		5,858,597
TOTAL SHORT-TERM INVESTMENTS (Cost $10,571,352)		10,571,352
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $411,346,488)		547,098,662
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,682,841)
TOTAL NET ASSETS — 100.0%		$545,415,821

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,306,480. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,496,474, which includes securities collateral of $2,734,002.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	536,527,310	—	—
Short-Term Investments	4,712,755	5,858,597	—
	541,240,065	5,858,597	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.